Cash flows reconciliation - cash flow from investing activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash Flows Reconciliation
Cash received from the sale of California Steel Industries				$ 437
Cash received from the sale of Companhia Siderúrgica do Pecém			1,082
Cash contribution to Companhia Siderúrgica do Pecém			(1,149)
Proceeds (payments) from disposal of investments, net			$ (67)	$ 437